SHORT-TERM INVESTMENTS, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Investment Holdings [Line Items]
Short-term investment, gross	¥ 1,132,170	$ 177,662	¥ 1,390,000
Less: allowance for uncollectable trust investments	(1,132,170)	(177,662)	(1,140,000)
Short-term investment, net			250,000
Wealth management products
Investment Holdings [Line Items]
Short-term investment, gross			250,000
Xiamen Trust
Investment Holdings [Line Items]
Short-term investment, gross	590,000	92,584	590,000
Yunnan Trust
Investment Holdings [Line Items]
Short-term investment, gross	¥ 542,170	$ 85,078	¥ 550,000